NOTE 4. OTHER FINANCING RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Note 4. Other Financing Receivables Details
Other financing receivables	$ 242,543	$ 12,843
Less: Provision for credit losses	(7,194)	(11)
Other financing receivables, net	$ 235,349	$ 12,832